FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2003

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald Juvonen

Name:  Ronald Juvonen

Title:  Managing Member

Phone:  (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald J. Juvonen
--------------------------

Kennett Square, PA
--------------------------

March  31, 2003
--------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:      $ 363,511 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTAFF INC               COM        007094105    18675.0     2988000  SH          SOLE                   2988000
CENTURA SOFTWARE INC          COM        15640W103        0.030     30000  SH          SOLE                     30000
CARMAX, INC.                  COM        143130102    82205.4     5642100  SH          SOLE                   5642100
CSG SYS INTL INC              COM        126349109    36376.7     4195700  SH          SOLE                   4195700
CURAGEN CORP.                 COM        23126R101      600.2      146400  SH          SOLE                    146400
CYMER, INC.                   COM        232572107    15146.4      639900  SH          SOLE                    639900
CYTYC CORP.                   COM        232946103    28334.2     2171200  SH          SOLE                   2171200
DIAMOND TECHNOLOGY PARTNERS   COM        25278P106     3275.4     2339600  SH          SOLE                   2339600
EGL INC.                      COM        268484102    19528.3     1314150  SH          SOLE                   1314150
EGGHEAD.COM INC               COM        282330109        0.018     11300  SH          SOLE                     11300
GENTEX CORP                   COM        371901109    34774.9     1366400  SH          SOLE                   1366400
GRUPO TMM S A DE CV           ADR        893868307      117.9       30000  SH          SOLE                     30000
HOTEL RESERVATIONS NETWORK    COM        44147T108    18139.1      314500  SH          SOLE                    314500
INVESTMENT TECH GRP INC       COM        461450108    29550.7     2115299  SH          SOLE                   2115299
J JILL GROUP IMC              COM        466189107    14461.7     1246700  SH          SOLE                   1246700
OAKLEY, INC.                  COM        673662102     2797.6      339100  SH          SOLE                    339100
POWER INTEGRATIONS INC        COM        739276103    19353.5      933600  SH          SOLE                    933600
QUICKRESPONSE SERVICES INC    COM        74726X105     4495.2      915516  SH          SOLE                    915516
SPECTRALINK CORP              COM        847580107    16897.5     2305250  SH          SOLE                   2305250
TRAVIS BOATS & MOTORS INC     COM        894363100       83.0      286100  SH          SOLE                    286100
VASTERA INC                   COM        92239N109    18698.3     4907700  SH          SOLE                   4907700